Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2022

Shares		Security Description	Fair Value
		COMMON STOCKS 99.4%
		COMMUNICATION SERVICES 7.1%
2,730,000		Alphabet Inc (a)	$262,489,500
420,000		Walt Disney Co/The (a)	39,618,600
			302,108,100
		CONSUMER DISCRETIONARY 7.1%
1,730,000		Amazon.com Inc (a)	195,490,000
157,999		Gentherm Inc (a)	7,857,290
81,000		Home Depot Inc/The	22,351,140
297,000		Polaris Inc	28,408,050
510,000		Sleep Number Corp (a)	17,243,100
180,000		Target Corp	26,710,200
			298,059,780
		CONSUMER STAPLES 4.2%
2,621,592		Hormel Foods Corp	119,125,141
802,000		Sysco Corp	56,709,420
			175,834,561
		FINANCIALS 11.0%
1,091,000		Charles Schwab Corp/The	78,410,170
627,000		JPMorgan Chase & Co	65,521,500
364,000		Northern Trust Corp	31,143,840
700,000		Principal Financial Group Inc	50,505,000
3,925,000		US Bancorp/MN	158,256,000
2,064,000		Wells Fargo & Co	83,014,080
			466,850,590
		HEALTH CARE 20.2%
515,000		Abbott Laboratories	49,831,400
195,000		Baxter International Inc	10,502,700
380,700		Bio-Techne Corp	108,118,800
139,000		Eli Lilly & Co	44,945,650
60,000		Inspire Medical Systems Inc (a)	10,642,200
690,000		Johnson & Johnson	112,718,400
1,624,000		Medtronic PLC (b)	131,138,000
85,061		Neogen Corp. (a)	1,188,302
3,145,000		Roche Holding AG (c)	127,749,900
514,000		UnitedHealth Group Inc	259,590,560
			856,425,912
		INDUSTRIALS 17.6%
158,438		3M Co	17,507,399
492,000		CH Robinson Worldwide Inc	47,384,520
104,000		Chart Industries Inc (a)	19,172,400
1,510,000		Donaldson Co Inc	74,005,100
1,588,000		Fastenal Co	73,111,520
105,000		Generac Holdings Inc (a)	18,704,700
2,295,000		Graco Inc	137,585,250
225,000		Honeywell International Inc	37,568,250
2,101,066		nVent Electric PLC (b)	66,414,696
268,000		Rockwell Automation Inc	57,649,480
942,966		Tennant Co (d)	53,334,157
1,636,000		Toro Co/The	141,481,280
			743,918,752
		INFORMATION TECHNOLOGY 24.1%
701,763		Digi International Inc (a)	24,259,947
523,000		Entegris Inc	43,419,460
1,031,000		Fiserv Inc (a)	96,470,670
1,049,700		Jamf Holding Corp (a)	23,261,352
500,000		Littelfuse Inc	99,345,000
1,396,000		Microsoft Corp	325,128,400
371,500		Motorola Solutions Inc	83,204,855
690,000		NVIDIA Corp	83,759,100
802,000		QUALCOMM Inc	90,609,960
402,000		salesforce.com Inc (a)	57,823,680
290,000		Visa Inc	51,518,500
503,857		Workiva Inc (a)	39,200,075
			1,018,000,999
		MATERIALS 7.5%
1,039,000		Ecolab Inc	150,052,380
1,385,000		HB Fuller Co	83,238,500
403,953		Sherwin-Williams Co/The	82,709,377
			316,000,257
		UTILITIES 0.6%
471,000		Alliant Energy Corp	24,958,290

		TOTAL COMMON STOCKS	$4,202,157,241
		(cost $2,489,838,404)

		SHORT-TERM INVESTMENTS 0.5%
23,057,862		First American Government Obligations Fund, Class X, 2.770% (e)	$23,057,862
		(cost $23,057,862)

		TOTAL INVESTMENTS 99.9%	$4,225,215,103
		(cost $2,512,896,266)

		OTHER ASSETS AND LIABILITIES (NET) 0.1%	5,202,506

		TOTAL NET ASSETS 100.0%	$4,230,417,609

	(a)	Non-income producing.
	(b)
Issuer headquartered overseas but considered domestic. The Adviser defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues; and/or 3) where it earns the majority of its profits.

	(c)	American Depositary Receipt.
	(d)	Affiliated company at September 30, 2022.
	(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820     requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

 Level 1 – Quoted prices in active markets for identical securities.
 Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,225,215,103	$504,566,234	$318,874,918	$63,271
Level 2**	-	260,813,328	-	16,334,850
Level 3	-	-	-	-
Total	$4,225,215,103	$765,379,562	$318,874,918	$16,398,121

* All Level 1 investments are equity securities (common stocks and preferred stocks and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major section classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended September 30, 2022.
The Fund did not invest in any financial derivative instruments during the period ended September 30, 2022.